Fair Value Measurements - Schedule of changes in the fair value of the Company's Level 3 financial instruments (Q3) (Details) - USD ($)	3 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of the Company's Level 3 financial instruments [Line Items]
Fair value beginning	$ 883,952	$ 1,425,942	$ 3,086,701
Change in fair value of warrant liabilities	(468,803)	(541,990)	(1,660,759)
Transfer out of Level 3 to Level 1
Fair value ending	415,149	883,952	1,425,942
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of the Company's Level 3 financial instruments [Line Items]
Fair value beginning			3,890,177
Change in fair value of warrant liabilities			(2,088,501)
Transfer out of Level 3 to Level 1			(1,801,676)
Fair value ending
Representative's Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of the Company's Level 3 financial instruments [Line Items]
Fair value beginning	68,484	110,475	239,144
Change in fair value of warrant liabilities	(36,321)	(41,991)	(128,669)
Transfer out of Level 3 to Level 1
Fair value ending	32,163	68,484	110,475
Warrant liability [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of the Company's Level 3 financial instruments [Line Items]
Fair value beginning	952,436	1,536,417	7,216,022
Change in fair value of warrant liabilities	(505,124)	(583,981)	(3,877,929)
Transfer out of Level 3 to Level 1			(1,801,676)
Fair value ending	$ 447,312	$ 952,436	$ 1,536,417